10-K Segment reporting - Schedule of assets by reportable segment (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Long-lived assets	$ 2,811,578	$ 2,845,315	$ 2,949,708
Domestic
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Long-lived assets	2,393,748	2,415,707	2,574,687
International
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Long-lived assets	$ 417,830	$ 429,608	$ 375,021